Long-Term Investments - Schedule of Statements of Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
BioFirst [Member]
Schedule of Statement of Operations [Line Items]
Net sales	$ 357	$ 734
Gross Profit	216	289
Net loss	(770,877)	(1,194,797)
Share of losses from investments accounted for using the equity method	(339,171)	(221,888)
Rgene [Member]
Schedule of Statement of Operations [Line Items]
Net sales
Gross Profit
Net loss	(118,367)	(1,550,123)
Share of losses from investments accounted for using the equity method